T. ROWE PRICE Capital Appreciation and Income Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Cost and value in $000s)
‡
BANK LOANS  13.2% (1)
AmWINS Group, FRN
3M TSFR + 2.25%, 6.252%, 1/30/32  766,873 766
Applied Systems, FRN
3M TSFR + 2.25%, 6.252%, 2/24/31  5,943,838 5,945
Applied Systems, FRN
3M TSFR + 4.50%, 8.502%, 2/23/32  1,112,000 1,136
Ascend Learning, FRN
1M TSFR + 3.00%, 7.163%, 12/11/28 (2) 292,607 292
Broadstreet Partners, FRN
1M TSFR + 2.75%, 6.913%, 6/13/31  2,851,331 2,854
CCC Intelligent Solutions, FRN
1M TSFR + 2.00%, 6.163%, 1/23/32  493,574 493
CPI Holdco B, FRN
1M TSFR + 2.00%, 6.163%, 5/17/31  1,274,184 1,273
Ellucian Holdings, FRN
1M TSFR + 2.75%, 6.913%, 10/9/29  1,454,264 1,453
Epicor Software, FRN
1M TSFR + 2.50%, 6.663%, 5/30/31  988,972 990
Filtration Group, FRN
1M TSFR + 2.75%, 6.913%, 10/21/28 (2) 4,614,441 4,632
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 5.908%, 11/8/30  4,418,000 4,421
HUB International, FRN
3M TSFR + 2.25%, 6.575%, 6/20/30  2,489,516 2,493
ICON Luxembourg, FRN
3M TSFR + 2.00%, 6.002%, 7/3/28  1,746,482 1,745
Icon Parent, FRN
3M TSFR + 2.75%, 6.753%, 11/13/31  1,351,065 1,349
Icon Parent, FRN
6M TSFR + 5.00%, 9.205%, 11/12/32 (2) 420,000 425
Informatica, FRN
1M TSFR + 2.25%, 6.413%, 10/27/28  285,226 286
Loire Finco Luxembourg, FRN
3M TSFR + 4.00%, 8.308%, 1/21/30 (2) 2,071,300 2,072
Mariner Wealth Advisors, FRN
3M TSFR + 2.50%, 6.502%, 12/31/30  511,762 513
Ryan Specialty, FRN
1M TSFR + 2.00%, 6.163%, 9/15/31  1,368,204 1,368
SBA Senior Finance II, FRN
1M TSFR + 1.75%, 5.92%, 1/25/31 (2) 3,552,802 3,563
Trans Union, FRN
1M TSFR + 1.75%, 6.013%, 11/16/26  321,210 321
TransDigm, FRN
3M TSFR + 2.25%, 6.252%, 3/22/30 (2) 3,852,182 3,847

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
UKG, FRN
3M TSFR + 2.50%, 6.81%, 2/10/31  1,650,072 1,648
USI, FRN
3M TSFR + 2.25%, 6.252%, 11/21/29  1,173,055 1,171
USI, FRN
3M TSFR + 2.25%, 6.252%, 9/29/30  578,173 577
Varsity Brands, FRN
3M TSFR + 3.00%, 7.026%, 8/26/31  1,584,375 1,583
Varsity Brands, FRN
3M TSFR + 3.50%, 8/26/31 (2) 35,000 35
Total Bank Loans (Cost $47,309) 47,251
COMMON STOCKS  43.3%
COMMUNICATION SERVICES  3.2%
Interactive Media & Services  3.2%
Alphabet, Class A  26,553 6,455
Meta Platforms, Class A  6,525 4,792
Total Communication Services 11,247
CONSUMER DISCRETIONARY  4.0%
Broadline Retail  2.3%
Amazon.com (3) 37,039 8,133
8,133
Diversified Consumer Services  0.1%
Service Corp. International  6,244 520
520
Hotels, Restaurants & Leisure  1.4%
Domino's Pizza  1,105 477
Hilton Worldwide Holdings  2,237 580
McDonald's  4,600 1,398
Yum! Brands  16,670 2,534
4,989
Household Durables  0.2%
TopBuild (3) 1,390 543
543
Total Consumer Discretionary 14,185
CONSUMER STAPLES  0.7%
Food Products  0.1%
Mondelez International, Class A  7,300 456
456

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Household Products  0.6%
Colgate-Palmolive  7,414 593
Procter & Gamble  10,315 1,585
2,178
Total Consumer Staples 2,634
ENERGY  1.6%
Oil, Gas & Consumable Fuels  1.6%
Canadian Natural Resources  85,031 2,718
EOG Resources  8,778 984
Exxon Mobil  16,700 1,883
Total Energy 5,585
FINANCIALS  3.8%
Banks  1.4%
Bank of America  31,069 1,603
JPMorgan Chase  10,811 3,410
5,013
Capital Markets  1.2%
CME Group  3,010 813
Morgan Stanley  8,793 1,398
MSCI  1,675 950
Raymond James Financial  5,770 996
4,157
Financial Services  1.2%
Fiserv (3) 3,411 440
Mastercard, Class A  2,992 1,702
Visa, Class A  6,552 2,236
4,378
Total Financials 13,548
HEALTH CARE  7.0%
Biotechnology  0.9%
AbbVie  4,042 936
Cytokinetics (3) 11,710 644
Gilead Sciences  13,263 1,472
3,052
Health Care Equipment & Supplies  1.9%
Abbott Laboratories  23,704 3,175
Becton Dickinson & Company  15,301 2,864
STERIS  2,718 672
6,711

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services  2.1%
Cardinal Health  5,896 926
Cigna Group  3,671 1,058
Elevance Health  1,508 487
HCA Healthcare  1,745 744
McKesson  3,636 2,809
UnitedHealth Group  4,296 1,483
7,507
Life Sciences Tools & Services  1.5%
Agilent Technologies  10,523 1,351
Danaher  8,738 1,732
IQVIA Holdings (3) 4,265 810
Mettler-Toledo International (3) 458 562
Revvity  10,678 936
5,391
Pharmaceuticals  0.6%
Eli Lilly  2,013 1,536
Zoetis  4,639 679
2,215
Total Health Care 24,876
INDUSTRIALS & BUSINESS SERVICES  4.0%
Aerospace & Defense  0.7%
General Dynamics  3,962 1,351
Lockheed Martin  2,589 1,292
2,643
Commercial Services & Supplies  1.0%
Republic Services  5,539 1,271
Veralto  11,053 1,178
Waste Management  4,945 1,092
3,541
Electrical Equipment  0.4%
AMETEK  3,854 725
Hubbell  1,423 612
1,337
Ground Transportation  0.1%
CSX  14,493 515
515
Industrial Conglomerates  0.3%
Roper Technologies  2,344 1,169

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
1,169
Machinery  1.3%
Fortive  8,418 412
Illinois Tool Works  3,258 850
Ingersoll Rand  10,987 908
Middleby (3) 1,840 245
Otis Worldwide  9,838 899
Parker-Hannifin  807 612
Snap-on  1,547 536
4,462
Professional Services  0.2%
Booz Allen Hamilton Holding  6,137 613
613
Total Industrials & Business Services 14,280
INFORMATION TECHNOLOGY  14.1%
Electronic Equipment, Instruments & Components  0.6%
Amphenol, Class A  8,222 1,017
TE Connectivity  4,152 912
Teledyne Technologies (3) 493 289
2,218
IT Services  0.3%
Accenture, Class A  1,160 286
VeriSign  3,062 856
1,142
Semiconductors & Semiconductor Equipment  4.9%
Advanced Micro Devices (3) 12,611 2,040
Analog Devices  4,237 1,041
Applied Materials  3,961 811
ASML Holding  459 444
Broadcom  6,179 2,039
Lam Research  8,005 1,072
NVIDIA  54,004 10,076
17,523
Software  5.6%
Aurora Innovation (3) 139,540 752
Autodesk (3) 3,251 1,033
Intuit  1,852 1,265
Microsoft  23,980 12,420
PTC (3) 11,908 2,418
Salesforce  4,921 1,166

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Workday, Class A (3) 4,364 1,050
20,104
Technology Hardware, Storage & Peripherals  2.7%
Apple  37,412 9,526
9,526
Total Information Technology 50,513
MATERIALS  0.1%
Containers & Packaging  0.1%
Avery Dennison  2,457 398
Total Materials 398
REAL ESTATE  0.5%
Specialized Real Estate Investment Trusts  0.5%
American Tower, REIT  4,397 846
SBA Communications, REIT  5,136 993
Total Real Estate 1,839
UTILITIES  3.8%
Electric Utilities  0.8%
Evergy  15,602 1,186
Exelon  27,228 1,226
OGE Energy  11,759 544
2,956
Multi-Utilities  3.0%
Ameren  25,894 2,703
CenterPoint Energy  68,545 2,660
DTE Energy  10,862 1,536
NiSource  61,272 2,653
WEC Energy Group  10,465 1,199
10,751
Total Utilities 13,707
Total Miscellaneous Common Stocks  0.5% (4) 1,680
Total Common Stocks (Cost $129,867) 154,492
CORPORATE BONDS  13.1%
American Tower, 3.80%, 8/15/29  719,000 705
American Tower, 5.90%, 11/15/33  655,000 700
AmWINS Group, 6.375%, 2/15/29 (5) 349,000 355
Avantor Funding, 3.875%, 11/1/29 (5) 1,287,000 1,221
Booz Allen Hamilton, 3.875%, 9/1/28 (5) 720,000 705
Booz Allen Hamilton, 4.00%, 7/1/29 (5) 385,000 376

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Booz Allen Hamilton, 5.95%, 8/4/33  649,000 679
Broadcom, 4.15%, 4/15/32 (5) 502,000 492
Broadstreet Partners Group, 5.875%, 4/15/29 (5) 781,000 776
Capstone Borrower, 8.00%, 6/15/30 (5) 387,000 403
CenterPoint Energy, VR, 5.95%, 4/1/56 (6) 541,000 541
Crown Castle, 2.25%, 1/15/31  558,000 496
Ellucian Holdings, 6.50%, 12/1/29 (5) 390,000 397
Fair Isaac, 6.00%, 5/15/33 (5) 1,177,000 1,192
Fortive, 4.30%, 6/15/46  1,114,000 930
Gartner, 3.625%, 6/15/29 (5) 1,115,000 1,069
Gartner, 3.75%, 10/1/30 (5) 1,542,000 1,456
Gartner, 4.50%, 7/1/28 (5) 710,000 705
Hilton Domestic Operating, 3.625%, 2/15/32 (5) 2,593,000 2,363
Hilton Domestic Operating, 4.00%, 5/1/31 (5) 411,000 389
Hilton Domestic Operating, 4.875%, 1/15/30  354,000 352
Hilton Domestic Operating, 5.75%, 9/15/33 (5) 1,006,000 1,016
Howmet Aerospace, 5.95%, 2/1/37  987,000 1,068
HUB International, 5.625%, 12/1/29 (5) 1,620,000 1,616
HUB International, 7.25%, 6/15/30 (5) 1,517,000 1,578
IQVIA, 5.70%, 5/15/28  332,000 342
IQVIA, 6.50%, 5/15/30 (5) 332,000 343
Marriott International, Series GG, 3.50%, 10/15/32  912,000 844
MSCI, 3.25%, 8/15/33 (5) 830,000 740
MSCI, 3.625%, 9/1/30 (5) 612,000 582
MSCI, 3.625%, 11/1/31 (5) 483,000 452
MSCI, 3.875%, 2/15/31 (5) 1,124,000 1,077
MSCI, 4.00%, 11/15/29 (5) 748,000 728
PRA Health Sciences, 2.875%, 7/15/26 (5) 368,000 361
PTC, 4.00%, 2/15/28 (5) 1,534,000 1,499
SBA Communications, 3.125%, 2/1/29  2,702,000 2,526
Service Corp. International, 3.375%, 8/15/30  244,000 225
Service Corp. International, 4.00%, 5/15/31  580,000 547
TransDigm, 4.625%, 1/15/29  1,169,000 1,144
TransDigm, 6.25%, 1/31/34 (5) 96,000 98
TransDigm, 6.375%, 5/31/33 (5) 763,000 773
TransDigm, 6.75%, 1/31/34 (5) 881,000 911
TransDigm, 7.125%, 12/1/31 (5) 663,000 690
Vail Resorts, 5.625%, 7/15/30 (5) 177,000 178
VICI Properties, 4.125%, 8/15/30 (5) 1,514,000 1,458
VICI Properties, 4.625%, 12/1/29 (5) 1,487,000 1,473
VICI Properties, 5.125%, 5/15/32  483,000 486
Workday, 3.80%, 4/1/32  1,126,000 1,073
Yum! Brands, 3.625%, 3/15/31  1,249,000 1,165

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Yum! Brands, 4.625%, 1/31/32  1,298,000 1,259
Yum! Brands, 4.75%, 1/15/30 (5) 1,095,000 1,089
Yum! Brands, 5.35%, 11/1/43  1,220,000 1,176
Yum! Brands, 5.375%, 4/1/32  1,127,000 1,131
Yum! Brands, 6.875%, 11/15/37  636,000 703
Total Corporate Bonds (Cost $45,615) 46,653
PREFERRED STOCKS  0.2%
FINANCIALS  0.2%
Insurance  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $734 (3)
(7)(8) 745 748
Total Financials 748
Total Preferred Stocks (Cost $734) 748
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  24.5%
U.S. Treasury Obligations  24.5%
U.S. Treasury Notes, 3.625%, 8/31/30  2,749,000 2,735
U.S. Treasury Notes, 3.875%, 4/30/30  5,941,000 5,979
U.S. Treasury Notes, 3.875%, 6/30/30  2,121,000 2,134
U.S. Treasury Notes, 3.875%, 7/31/30  2,537,000 2,552
U.S. Treasury Notes, 3.875%, 8/15/34  7,059,000 6,952
U.S. Treasury Notes, 4.00%, 3/31/30  5,127,000 5,186
U.S. Treasury Notes, 4.00%, 5/31/30  284,000 287
U.S. Treasury Notes, 4.00%, 2/15/34 (9) 14,251,000 14,215
U.S. Treasury Notes, 4.25%, 11/15/34  11,721,000 11,855
U.S. Treasury Notes, 4.25%, 5/15/35  13,236,000 13,361
U.S. Treasury Notes, 4.25%, 8/15/35  7,296,000 7,356
U.S. Treasury Notes, 4.375%, 5/15/34  10,017,000 10,249
U.S. Treasury Notes, 4.50%, 11/15/33  826,000 854
U.S. Treasury Notes, 4.625%, 2/15/35  3,828,000 3,979
87,694
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $86,323) 87,694

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  5.5%
Money Market Funds  5.5%
T. Rowe Price Government Reserve Fund, 4.16% (10)(11) 19,823,511 19,824
Total Short-Term Investments (Cost $19,824) 19,824
Total Investments in Securities  99.8%
(Cost $329,672) $ 356,662
Other Assets Less Liabilities 0.2% 816
Net Assets 100.0% $ 357,478
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of September 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $28,561 and represents 8.0% of net assets.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $748 and represents 0.2% of net assets.
(8) Level 3 in fair value hierarchy.
(9) At September 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)

T. ROWE PRICE Capital Appreciation and Income Fund

.
.
.
.
.
.
.
.
.
.
6M TSFR Six month term SOFR (Secured overnight financing rate)
FRN Floating Rate Note
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Capital Appreciation and Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.2)%
OTC Options Written (0.2)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Abbott Laboratories, Call,
1/16/26 @ $125.00 64 857 (80)
Bank of America
Abbott Laboratories, Call,
1/16/26 @ $145.00 35 469 (9)
Bank of America
AbbVie, Call, 1/16/26 @
$190.00 30 695 (130)
Bank of America
CenterPoint Energy, Call,
2/20/26 @ $42.00 99 384 (9)
Barclays Bank
Cardinal Health, Call,
1/16/26 @ $140.00 14 220 (30)
Barclays Bank
CME Group, Call, 1/16/26
@ $270.00 8 216 (11)
Barclays Bank
Gilead Sciences, Call,
2/20/26 @ $125.00 40 444 (12)
Barclays Bank
Procter & Gamble, Call,
1/16/26 @ $175.00 74 1,137 (6)
Citibank
McDonald's, Call, 1/16/26
@ $310.00 19 577 (20)
Citibank
McDonald's, Call, 1/16/26
@ $330.00 12 365 (5)
Citibank
McDonald's, Call, 1/16/26
@ $335.00 15 456 (4)
Goldman Sachs
Lockheed Martin, Call,
1/16/26 @ $530.00 19 948 (25)
Goldman Sachs
Lockheed Martin, Call,
1/16/26 @ $550.00 6 300 (5)
Goldman Sachs
McKesson, Call, 1/16/26
@ $660.00 8 618 (101)
Goldman Sachs
Mondelez International,
Class A, Call, 1/16/26 @
$72.50 73 456 (3)
Goldman Sachs
Visa, Class A, Call, 1/16/26
@ $350.00 22 751 (32)
JPMorgan Chase
Booz Allen Hamilton
Holding, Call, 12/19/25 @
$125.00 50 500 (5)
JPMorgan Chase
SBA Communications,
Call, 12/19/25 @ $230.00 20 387 (4)
JPMorgan Chase
SBA Communications,
Call, 12/19/25 @ $240.00 13 251 (2)
JPMorgan Chase
UnitedHealth Group, Call,
1/16/26 @ $600.00 13 449 (1)

T. ROWE PRICE Capital Appreciation and Income Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
Danaher, Call, 1/16/26 @
$210.00 25 496 (24)
UBS Investment Bank
Exxon Mobil, Call, 1/16/26
@ $125.00 109 1,229 (15)
Wells Fargo
Cigna Group, Call, 1/16/26
@ $320.00 12 346 (9)
Wells Fargo
Cigna Group, Call, 1/16/26
@ $330.00 10 288 (5)
Wells Fargo
Colgate-Palmolive, Call,
1/16/26 @ $105.00 50 400 (1)
Wells Fargo
DTE Energy, Call, 1/16/26
@ $150.00 50 707 (12)
Wells Fargo
EOG Resources, Call,
1/16/26 @ $155.00 48 538 (4)
Wells Fargo
General Dynamics, Call,
1/16/26 @ $300.00 22 750 (99)
Wells Fargo
Yum! Brands, Call, 1/16/26
@ $165.00 41 623 (9)
Total Options Written (Premiums $(600)) $ (672)

T. ROWE PRICE Capital Appreciation and Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ —# $ — $ 550+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 14,724  ¤  ¤ $ 19,824^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $550 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $19,824.

T. ROWE PRICE Capital Appreciation and Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Capital Appreciation Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Capital
Appreciation and Income Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Capital Appreciation and Income Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Capital Appreciation and Income Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Capital Appreciation and Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1577-054Q3 09/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 181,598 $ — $ 181,598
Common Stocks 154,492 — — 154,492
Preferred Stocks — — 748 748
Short-Term Investments 19,824 — — 19,824
Total $ 174,316 $ 181,598 $ 748 $ 356,662
Liabilities
Options Written $ — $ 672 $ — $ 672
1
Includes Bank Loans, Corporate Bonds and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).